FAIR VALUE MEASUREMENTS - Reconciliation of our assets and liabilities measured at fair value using Level 3 inputs (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value, assets measured on recurring basis
Reclassed to current liability			$ 0	$ 0
Gain from modification			1,453,891	0
Releases of Recycled Shares as consideration for Forward Purchase Agreement modification			385,000	0
Derivative liabilities
Fair value, liabilities measured on recurring basis
Beginning balance		$ (4,229,478)
Settlement through issuance of Company's common stock		4,360,247
Change in fair value		(526,388)
Ending balance	$ (395,619)	(395,619)	(4,229,478)
3(a)(10) Settlement Agreement
Fair value, liabilities measured on recurring basis
Issuances		(11,624,000)
Settlement through issuance of Company's common stock		7,546,309
Change in fair value	149,000	766,691
Ending balance	(3,311,000)	(3,311,000)
Contingent consideration
Fair value, assets measured on recurring basis
Reclass out of Level 3			201,239
Fair value, liabilities measured on recurring basis
Beginning balance		(434,174)
Ending balance	(434,174)	(434,174)	(434,174)
Convertible debt
Fair value, liabilities measured on recurring basis
Beginning balance		(8,542,323)	(2,178,685)
Cash payment/(receipt)		75,000
Conversion to shares of Legacy ConnectM's common stock			3,779,223
Assumed from Business Combination			(3,680,000)
Issuances		(5,456,000)	(4,940,000)
Settlement through issuance of Company's common stock		8,810,671
Change in fair value		(1,893,893)	134,886
Ending balance	$ (7,006,545)	(7,006,545)	(8,542,323)	$ (2,178,685)
Forward purchase agreement
Fair value, assets measured on recurring basis
Beginning balance		1,471,000
Assumed from Business Combination			(27,189,660)
Cash payment/(receipt)		(500,000)
Settlement through issuance of Company's common stock			36,727,814
Change in fair value		$ (971,000)	(8,254,390)
Gain from modification			1,572,236
Releases of Recycled Shares as consideration for Forward Purchase Agreement modification			(385,000)
Less: cash received			(1,000,000)
Ending balance			$ 1,471,000